Revenue by destination and product (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of consolidated sales revenue by destination and non-current assets other than excluded items	Consolidated sales revenue by destination(a)

	2025%	2024%	2023%	2025 US$m	2024 US$m	2023 US$m
Greater China	57.3	57.4	59.6	33,038	30,814	32,193
US	16.7	16.8	13.9	9,657	9,007	7,516
Japan	5.7	6.5	6.9	3,266	3,470	3,727
Europe (excluding UK)	5.8	4.8	5.3	3,364	2,580	2,859
South Korea	3.4	3.6	4.3	1,958	1,940	2,300
Asia (excluding Greater China, Japan and South Korea)	3.5	3.3	2.9	2,007	1,778	1,581
Canada	3.0	2.9	2.9	1,722	1,562	1,588
Australia	1.6	2.0	1.7	909	1,076	923
UK	0.2	0.3	0.1	92	143	81
Other countries	2.8	2.4	2.4	1,625	1,288	1,273
Consolidated sales revenue	100	100	100	57,638	53,658	54,041
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product’s destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
The total of non-current assets other than excluded items is shown by location below(a).

	2025 US$m	2024 US$m
Australia	33,560	29,177
Canada	18,890	14,444
Mongolia	15,485	15,244
US	7,557	7,111
Africa	8,996	5,597
South America	10,024	3,704
Europe (excluding UK)	291	216
UK	142	109
Other countries(b)	3,953	1,739
Total non-current assets other than excluded items	98,898	77,341

Non-current assets excluded from analysis above:
Deferred tax assets	4,288	4,016
Other financial assets	1,699	1,090
Quasi-equity loans to equity accounted units(a)	5	5
Receivables and other assets	1,643	1,214
Total non-current assets per balance sheet	106,533	83,666
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$5,876 million
(2024: US$4,832 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.
(b)This includes US$2,146 million of goodwill relating to the acquisition of Arcadium Lithium plc which is not geographically allocated. Refer to note 5 for further details.

Summary of consolidated sales revenue by product	We have sold the following products to external customers during the year:

	2025			2024			2023
	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m
Iron ore	28,529	(153)	28,376	31,334	(530)	30,804	33,383	389	33,772
Aluminium, alumina and bauxite	15,245	150	15,395	12,947	48	12,995	12,039	(63)	11,976
Copper	6,303	361	6,664	4,791	(63)	4,728	3,219	(1)	3,218
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,373	(3)	2,370	2,678	(3)	2,675	2,806	(8)	2,798
Gold	1,883	39	1,922	788	9	797	470	6	476
Lithium	944	–	944	–	–	–	–	–	–
Other products and freight services(b)	1,963	4	1,967	1,664	(5)	1,659	1,804	(3)	1,801
Consolidated sales revenue	57,240	398	57,638	54,202	(544)	53,658	53,721	320	54,041
(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15 “Revenue from Contracts with Customers”, and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in “Other revenue” above.
(b)“Other products and freight services” includes metallic co-products, diamonds, molybdenum, silver and other commodities.